Impairment test on Property, plant and equipment (Schedule of Oil Price Scenarios Used in Impairment Testing) (Details)	Dec. 31, 2020 $ / bbl
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Estimation regarding price percentage for low price scenario	15.00%
Estimation regarding price percentage for middle price scenario	60.00%
Estimation regarding price percentage for high price scenario	25.00%
2021
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	45.1
Middle price (60%)	50.1
High price (25%)	55.1
Weighted market price used for the impairment test	50.6
2022
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	48.8
Middle price (60%)	54.3
High price (25%)	59.7
Weighted market price used for the impairment test	54.8
2023
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	50.9
Middle price (60%)	56.6
High price (25%)	62.2
Weighted market price used for the impairment test	57.1
2024
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	52.9
Middle price (60%)	58.8
High price (25%)	64.6
Weighted market price used for the impairment test	59.3
Over 2025
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	53.9
Middle price (60%)	59.9
High price (25%)	65.9
Weighted market price used for the impairment test	60.5